NATURE OF OPERATIONS and SIGNIFICANT ACCOUNTING POLICIES - NATURE OF OPERATIONS (Details) - USD ($)	1 Months Ended		12 Months Ended
	Jun. 30, 2015	Mar. 31, 2014	Dec. 31, 2016	Dec. 22, 2016
Net proceeds from IPO	$ 19,700,000	$ 34,500,000
Cash, Cash Equivalents, and Short-term Investments			$ 16,700,000
Expected Percentage Own by Parent Company on Common Share Outstanding				23.25%
Minimum Cash Balance to be Maintained			12,000,000
Termination Fee Payable			700,000
PLx Pharma Inc [Member]
Business Acquisition, Expected Percentage on Common Share Outstanding				76.75%
Business combination Expected Ownership Maintain Percentage				23.25%
Termination Fee Payable			$ 500,000